Earnings per Share - Components (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share:
Net income available to shareholders	$ 5,183	$ 4,960	$ 3,282	$ 868	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 14,293	$ 16,114	$ 10,714
Average shares outstanding									6,489,799	6,525,684	6,518,772
Basic earnings per share (in dollars per share)	$ 0.80	$ 0.77	$ 0.50	$ 0.13	$ 0.62	$ 0.59	$ 0.54	$ 0.72	$ 2.20	$ 2.47	$ 1.64
Diluted earnings per share:
Net income available to shareholders	$ 5,183	$ 4,960	$ 3,282	$ 868	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 14,293	$ 16,114	$ 10,714
Average shares outstanding									6,489,799	6,525,684	6,518,772
Effect of dilutive stock options									0	0	5,454
Average shares outstanding including dilutive stock options									6,489,799	6,525,684	6,524,226
Diluted earnings per share (in dollars per share)	$ 0.80	$ 0.77	$ 0.50	$ 0.13	$ 0.62	$ 0.59	$ 0.54	$ 0.72	$ 2.20	$ 2.47	$ 1.64